Leases - Other Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021
Right of Use Assets:
Operating lease ROU asset (included within Lease right-of-use asset)	$ 1,782	$ 0	$ 1,800
Weighted average remaining lease term (in years):
Operating leases	7 years 5 months 8 days
Weighted average discount rate:
Operating leases	2.80%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 271
Right-of-Use Asset Obtained In Exchange for Lease Liability:
ROU assets obtained in exchange for operating lease liabilities	$ 2,062	$ 0